PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 236,473	$ 36,345	¥ 185,235
Less: accumulated depreciation	136,296	20,948	109,562
Property and equipment, net	100,177	15,397	75,673
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	40,740	6,262	35,464
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,643	1,328	7,350
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,168	179	1,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 185,922	$ 28,576	¥ 141,253